Stock Purchase and Sale	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stock Purchase and Sale [Text Block]
13.	Stock Purchase and Sale –

On February 23, 2010, WERCS, a Wyoming corporation (“WERCS”), entered into a definitive Stock Purchase and Sale Agreement by and between WERCS, and WCR Acquisition, Inc., a Delaware corporation, pursuant to which WERCS agreed to sell to WCR Acquisition, Inc. all shares of common stock and Series A Convertible Preferred Stock of the Company owned by WERCS. The parties later amended the Stock Purchase and Sale Agreement to substitute WCR, LLC, a Delaware limited liability company, as the buyer of Company stock from WERCS. The sale of the shares of common stock and Series A Convertible Preferred Stock was consummated on March 31, 2010. WCR, LLC purchased the common stock and the Series A Convertible Preferred Stock for aggregate consideration of approximately $4,770,000.

Since the 10,000,000 shares of Series A Convertible Preferred Stock vote on an as-converted basis (presently one-for-one) with shares of the Company’s common stock, the purchase and sale transaction effects a change in the voting control of the Company, with WCR, LLC possessing approximately 61.8% of the voting power of the Company’s shares.